Sundry provisions (Tables)	12 Months Ended
Dec. 31, 2018
Sundry Provisions
Schedule of sundry provisions
	Note	2018	2017
Provision for customers rebates	(a)	88,026	87,913
Provision for recovery of environmental damages	(b)	307,546	300,249
Other		28,970	25,510
Total		424,542	413,672

Current liabilities		191,536	178,676
Non-current liabilities		233,006	234,996
Total		424,542	413,672

Schedule of changes in sundry provisions
		Recovery of
		environmental
	Bonus	damage	Other	Total

December 31, 2017	87,913	300,249	25,510	413,672
Additions, inflation adjustments and exchange variation, net	104,431	89,395	8,593	202,419
Write-offs through usage and payments	(104,318)	(82,098)	(5,133)	(191,549)
December 31, 2018	88,026	307,546	28,970	424,542